CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net (loss) profit	$ 9,252	57,656	45,939	(247,667)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax	(348)	(2,171)	(56,253)	758
Other comprehensive income (loss), net of tax	(348)	(2,171)	(56,253)	758
Comprehensive (loss) income	8,904	55,485	(10,314)	(246,909)
Less: comprehensive income attributable to non-controlling interest	2,970	18,502	17,170	120,371
Comprehensive (loss) income attributable to the Company's ordinary shareholders	$ 11,874	73,987	6,856	(126,538)